Cash and Short-term Deposits - Summary of Cash and Short-term Deposits (Detail) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash	£ 22,922	£ 15,803
Short-term deposits	547	544
Total	£ 23,469	£ 16,347	£ 25,042	£ 50,045